15007777

Received SEC

JUN 19 2015

Washington, DC 20549

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-37408

By Electronic Mail

June 19, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 17, 2015 The Nasdaq Stock Market (the "Exchange") received from DHX Media Ltd. (the "Registrant") a copy of the Registrant's application on Form 40-F 12(b) for the registration of the following security:

Variable Voting Shares, without par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery